5. PROFIT SHARING PLAN	12 Months Ended
Jun. 30, 2018
Retirement Benefits [Abstract]
PROFIT SHARING PLAN

(5)	PROFIT SHARING PLAN

The Company has a defined contribution 401(k) profit sharing plan. Employer profit sharing and matching contributions to the plan are discretionary. No employer profit sharing or matching contributions were made to the plan in fiscal years 2018 and 2017.